    As filed with the Securities and Exchange Commission on August 31, 2007

                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549



                                  FORM N-CSR


             CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                             INVESTMENT COMPANIES

                 Investment Company Act file number 811-08507

                             IRONWOOD SERIES TRUST
                              Two Portland Square
                             Portland, Maine 04101
                                 207-879-1900

                         Warren J. Isabelle, President
                                   Suite 240
                            21 Custom House Street
                               Boston, MA 02109
                                (800) 472-6114

                     Date of fiscal year end: DECEMBER 31

           Date of reporting period: JANUARY 1, 2007 - JUNE 30, 2007

ITEM 1. REPORT TO STOCKHOLDERS.

                           [LOGO OF IRONWOOD FUNDS]

                             Ironwood Series Trust
                             www.ironwoodfunds.com

                               -----------------

                        Ironwood Isabelle Small Company
                                  Stock Fund
                        Investment Shares Symbol: IZZYX
                      Institutional Shares Symbol: IZZIX



                              Semi-Annual Report
                                 June 30, 2007
                                  (Unaudited)

Ironwood Isabelle Small Company Stock Fund
Table Of Contents

SHAREHOLDER LETTER.........................................................  1
PORTFOLIO OF INVESTMENTS...................................................  7
STATEMENT OF ASSETS AND LIABILITIES........................................ 10
STATEMENT OF OPERATIONS.................................................... 11
STATEMENTS OF CHANGES IN NET ASSETS........................................ 12
FINANCIAL HIGHLIGHTS....................................................... 14
NOTES TO FINANCIAL STATEMENTS.............................................. 18
ADDITIONAL INFORMATION..................................................... 25

Ironwood Isabelle Small Company Stock Fund Shareholder Letter

To our shareholders:

For the first half of the year, the six month period ending June 30, 2007, I am pleased to report that the Ironwood Isabelle Small Company Stock Fund (the "Fund") Investment Shares had a total return of 8.92%, versus its benchmark index, the Russell 2000 Index (the "Index"), which returned 6.45%. This represents a continuation of the success of our efforts which have produced one and three year average annual returns for the period ending June 30, 2007 of 23.94% and 15.60%, respectively, against those of the Index of 16.43% and 13.45%, respectively. For a longer term perspective, the Fund's 5-year and since inception (03/09/98) average annual returns were 11.52% and 9.64%, respectively.

For this writing I am forgoing my typical letter to you which admittedly devolves into a broad discussion of current macroeconomic trends and happenings followed by a somewhat impassioned explanation of why and how we are different:
Our forte is seeking out those interesting situations which we can then scrutinize to a level that will allow us to develop a detailed investment thesis for each. The common element to all is a meaningful mismatch in our view of economic value versus what the market is currently affording. Enough said:
Rather than again continuing to travel down a well worn path, let me just describe how I think we accomplished the job for the period.

PERFORMANCE DATA IS FOR THE PERIOD ENDED 06/30/07, REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE HIGHER OR LOWER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. AS STATED IN THE FUND'S PROSPECTUS, THE FUND'S ANNUAL OPERATING EXPENSE RATIO (GROSS) FOR INVESTMENT SHARES IS 2.14%. HOWEVER, THE FUND'S ADVISER HAS CONTRACTUALLY AGREED TO WAIVE A PORTION OF ITS FEES AND/OR REIMBURSE EXPENSES SUCH THAT TOTAL OPERATING EXPENSES DO NOT EXCEED 1.95%. CONTRACTUAL WAIVERS MAY BE CHANGED OR ELIMINATED AT ANY TIME WITH THE CONSENT OF THE BOARD OF TRUSTEES. FOR THE MOST RECENT MONTH-END PERFORMANCE, PLEASE CALL 800-472-6114.

We submit that performance is ultimately governed by the merit of our portfolio selections: The portfolio should thus fare as the net sum of its individual heroes and villains, and the best way to portray the overall result is to detail how the important participants behaved.

The year started much as the last had ended, with the culmination of a number of portfolio holdings either being acquired or becoming the object of merger and acquisition activity. The transaction initiated by Merck (NYSE: MRK) to purchase Sirna Therapeutics (formerly Nasdaq: (RNAI) was completed literally on the first trading day of the new year, and was followed by the closing of Level Three's (Nasdaq: LVLT) acquisition of Broadwing (formerly Nasdaq: BWNG) for stock, which afforded the portfolio an opportunity to avail itself of an additional gain of 22% as investors gained an understanding of the benefits this addition offered. Shortly thereafter, a unit of Goldman Sachs decided to enter the insurance brokerage business by acquiring yet another of our investments, USI Holdings (formerly Nasdaq:USIH), and finally, long held time share resort purveyor Sunterra (formerly OTC: SNRR) was bought by Diamond Resorts. This strong start helped carry the portfolio toward its good first half performance, with most markets pushing higher as well.

Notable decliners included Proliance (AMEX: PLI), a manufacturer and distributor of after-market automotive heat-exchange equipment, down 31%, and Novavax (Nasdaq: NVAX), a biopharmaceutical company developing truly novel vaccine technology, down 29%. In each case we redoubled our efforts to ascertain that our investment thesis remained intact and warranted further patience. We visited the management of Proliance in Connecticut, and came away feeling that the company had figured itself out so to speak in the global world of manufacturing such that we believed there was yet a potential for positive growth with proper execution of its business model. In the case of Novavax, like many smaller development companies, no news is bad news, and that is just the kind of short term difficulty we had to sit through.

The Fund's big winners reflected both the strength of the underlying companies as businesses, but more importantly offered confirmation that these companies are positioned well in the Fund's portfolio. Although the Fund has held many of its portfolio names for 18 months or more and has derived substantial gains from a good number of them, in most cases we believe that their full potential has yet to be realized. That is how we feel about ICO Inc. (Nasdaq: ICOC) a polymer and plastics processor, which rose an amazing 87% during the first six months of the year. The stock price has increased from the Fund's initial purchase around two years ago, some five-fold, keeping in line with our investment thesis. Similarly, A M Castle (NYSE: CAS), a distributor of value added metals, advanced 42%, and, despite a seven-fold rise in price over the past several years, we believe there is adequate appreciation to be had before our economic value target is reached. We cite Hooker Furniture (Nasdaq: HOFT), which gained 45%, Petrohawk Energy (NYSE:
HK), up 38%, and Omnova Solutions (NYSE: OMN), up 32%, as other holdings that position the Fund's portfolio well. It is important to note that past performance is not an indicator of future results.

I am pleased to say that our changes to the portfolio were fairly modest, precipitated in part by the aforementioned acquisitions and the sale of Dynegy (NYSE: DYN) which reached its target price. New entries to the portfolio came from a broad cross section of the economy: Allied Defense Group (AMEX: ADG), a diversified defense company which upgrades older weapons and logistics platforms; Ampco-Pittsburgh (NYSE:AP), the only major domestic manufacturer of calendaring rolls for steel mills; C E Franklin (AMEX: CFK), a leading supplier of oil and gas exploration and development tools and supplies for central and western Canada; Citizens First Bancorp (Nasdaq: CTZN), a smaller eastern Michigan based community bank; Gene Logic (Nasdaq: GLGC), formerly a genetics discovery company now collaborating with large pharmaceutical companies to apply genetic expertise to the revamping of older or previously discontinued drug candidates; Industrial Enterprises of America (Nasdaq: IEAM), a turnaround situation involved in the packaging and marketing of refrigerants and specialty automotive chemicals and additives; and finally International Coal (NYSE: ICO), a coal mining company with locations in Appalachia and Illinois.

To be sure, we might have done better, but aside from timing issues and forced turnover as described above we believe that the strength and return potential of the current portfolio maintains.

In closing I trust that this more granular analysis of individual performance provides better insight into how we perceive the task of portfolio management. We will continue to put forth our best efforts in approaching that task on behalf of our shareholders, in the sincere belief that 'hard work' pays.

As always we appreciate the support of our shareholders and look forward to reporting to you in the future.

Respectfully submitted,

[Signature of Warren J. Isabelle]

Warren J. Isabelle
Portfolio Manager

--------
   INVESTMENTS IN SMALLER COMPANIES CARRY GREATER RISK THAN IS CUSTOMARILY ASSOCIATED WITH LARGER COMPANIES FOR VARIOUS REASONS SUCH AS NARROWER PRODUCT LINES, LIMITED FINANCIAL RESOURCES AND LESS DEPTH IN MANAGEMENT. RETURNS SHOWN ARE FOR THE FUND'S INVESTMENT SHARES; OTHER SHARE CLASS RETURNS WILL VARY.

   THE VIEWS IN THIS REPORT WERE THOSE OF THE FUND MANAGER AS OF JUNE 30, 2007 UNLESS OTHERWISE NOTED, AND MAY NOT REFLECT HIS VIEWS ON THE DATE THIS REPORT IS FIRST PUBLISHED OR ANYTIME THEREAFTER. THESE VIEWS ARE INTENDED TO ASSIST SHAREHOLDERS IN UNDERSTANDING THEIR INVESTMENTS IN THE FUND AND DO NOT CONSTITUTE INVESTMENT ADVICE.

Ironwood Isabelle Small Company Stock Fund
Investment Class

Illustration Of $10,000 Investment

The graph below reflects the change in value of a hypothetical $10,000 investment in the Ironwood Isabelle Small Company Stock Fund (the "Fund") Investment Class compared with a broad-based securities market index since the Investment Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

                     IRONWOOD ISABELLE SMALL COMPANY STOCK

                            INVESTMENT VALUE REPORT

                    FUND INCEPTION (3/9/1998) TO 6/30/2007

 Fund Number:

 Fund Name:
 Initial Investment:

 Benchmark:
 Datapoint Frequency:

 Currency:

                                                    3800101        RUSSELL2000
                  DATE
                  ----
                3/9/1998                             10,000             10,000
                3/31/1998                            10,000             10,431
                4/30/1998                             9,900             10,488
                5/31/1998                             9,460              9,924
                6/30/1998                             9,040              9,944
                7/31/1998                             7,770              9,139
                8/31/1998                             5,910              7,365
                9/30/1998                             6,110              7,941
               10/31/1998                             6,480              8,265
               11/30/1998                             6,730              8,698
               12/31/1998                             6,910              9,236
                1/31/1999                             7,250              9,359
                2/28/1999                             6,920              8,601
                3/31/1999                             6,690              8,735
                4/30/1999                             7,550              9,518
                5/31/1999                             8,260              9,657
                6/30/1999                             8,390             10,094
                7/31/1999                             8,390              9,817
                8/31/1999                             8,390              9,453
                9/30/1999                             8,250              9,455
               10/31/1999                             8,370              9,494
               11/30/1999                             9,280             10,061
               12/31/1999                            10,330             11,199
                1/31/2000                            10,860             11,020
                2/29/2000                            11,690             12,839
                3/31/2000                            11,880             11,993
                4/30/2000                            11,740             11,271
                5/31/2000                            11,260             10,614
                6/30/2000                            11,690             11,540
                7/31/2000                            11,530             11,168
                8/31/2000                            11,710             12,020
                9/30/2000                            12,050             11,667
               10/31/2000                            11,300             11,146
               11/30/2000                            10,840             10,002
               12/31/2000                            11,129             10,861
                1/31/2001                            12,009             11,427
                2/28/2001                            11,835             10,677
                3/31/2001                            11,794             10,155
                4/30/2001                            12,347             10,949
                5/31/2001                            13,043             11,218
                6/30/2001                            14,067             11,605
                7/31/2001                            12,808             10,977
                8/31/2001                            12,224             10,623
                9/30/2001                             9,972              9,193
               10/31/2001                            10,545              9,731
               11/30/2001                            11,067             10,484
               12/31/2001                            12,101             11,131
                1/31/2002                            12,071             11,015
                2/28/2002                            11,886             10,713
                3/31/2002                            13,699             11,575
                4/30/2002                            13,955             11,680
                5/31/2002                            13,473             11,162
                6/30/2002                            13,658             10,608
                7/31/2002                            11,549              9,006
                8/31/2002                            10,965              8,983
                9/30/2002                             9,829              8,338
               10/31/2002                             9,798              8,605
               11/30/2002                            10,811              9,373
               12/31/2002                             9,992              8,851
                1/31/2003                             9,409              8,606
                2/28/2003                             8,559              8,346
                3/31/2003                             8,426              8,454
                4/30/2003                             9,378              9,255
                5/31/2003                            10,494             10,248
                6/30/2003                            11,108             10,434
                7/31/2003                            11,293             11,087
                8/31/2003                            12,081             11,595
                9/30/2003                            11,999             11,381
               10/31/2003                            12,736             12,337
               11/30/2003                            13,310             12,774
               12/31/2003                            14,129             13,034
                1/31/2004                            14,722             13,600
                2/29/2004                            15,040             13,722
                3/31/2004                            14,866             13,850
                4/30/2004                            14,907             13,143
                5/31/2004                            14,630             13,353
                6/30/2004                            15,255             13,915
                7/31/2004                            13,944             12,978
                8/31/2004                            13,617             12,911
                9/30/2004                            14,303             13,517
               10/31/2004                            14,323             13,784
               11/30/2004                            15,582             14,979
               12/31/2004                            16,688             15,423
                1/31/2005                            16,023             14,779
                2/28/2005                            16,350             15,029
                3/31/2005                            15,767             14,599
                4/30/2005                            14,518             13,763
                5/31/2005                            15,337             14,664
                6/30/2005                            16,176             15,229
                7/31/2005                            17,180             16,194
                8/31/2005                            16,811             15,894
                9/30/2005                            17,251             15,944
               10/31/2005                            16,606             15,449
               11/30/2005                            17,062             16,199
               12/31/2005                            17,491             16,125
                1/31/2006                            19,269             17,571
                2/28/2006                            19,821             17,522
                3/31/2006                            20,913             18,373
                4/30/2006                            20,717             18,370
                5/31/2006                            19,331             17,338
                6/30/2006                            19,012             17,449
                7/31/2006                            18,166             16,882
                8/31/2006                            19,417             17,381
                9/30/2006                            19,220             17,526
               10/31/2006                            21,453             18,535
               11/30/2006                            21,456             19,023
               12/31/2006                            21,633             19,087
                1/31/2007                            21,842             19,406
                2/28/2007                            21,810             19,252
                3/31/2007                            22,180             19,458
                4/30/2007                            22,357             19,808
                5/31/2007                            23,354             20,619
                6/30/2007                            23,563             20,317

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

Ironwood Isabelle Small Company Stock Fund
Institutional Class

Illustration Of $10,000 Investment

The graph below reflects the change in value of a hypothetical $10,000 investment in the Ironwood Isabelle Small Company Stock Fund (the "Fund") Institutional Class compared with a broad-based securities market index since the Institutional Class' inception. The Russell 2000 Index is composed of the 2,000 smallest stocks in the Russell 3000 Index, a market weighted index of the 3,000 largest U.S. publicly traded companies. The Fund is professionally managed while the Index is unmanaged and not available for investment.

                     IRONWOOD ISABELLE SMALL COMPANY STOCK

                            INVESTMENT VALUE REPORT

                    FUND INCEPTION (3/27/1998) TO 6/30/2007

 Fund Number:

 Fund Name:
 Initial Investment:

 Benchmark:
 Datapoint Frequency:

 Currency:

                                                    3800102        RUSSELL2000
                  DATE
                  ----
                3/27/1998                            10,000             10,000
                3/31/1998                             9,970             10,074
                4/30/1998                             9,870             10,130
                5/31/1998                             9,460              9,584
                6/30/1998                             9,040              9,605
                7/31/1998                             7,780              8,827
                8/31/1998                             5,920              7,113
                9/30/1998                             6,120              7,670
               10/31/1998                             6,480              7,982
               11/30/1998                             6,740              8,401
               12/31/1998                             6,920              8,920
                1/31/1999                             7,260              9,039
                2/28/1999                             6,940              8,307
                3/31/1999                             6,690              8,437
                4/30/1999                             7,560              9,193
                5/31/1999                             8,270              9,327
                6/30/1999                             8,400              9,749
                7/31/1999                             8,400              9,481
                8/31/1999                             8,400              9,130
                9/30/1999                             8,270              9,132
               10/31/1999                             8,390              9,169
               11/30/1999                             9,300              9,717
               12/31/1999                            10,360             10,817
                1/31/2000                            10,890             10,643
                2/29/2000                            11,720             12,400
                3/31/2000                            11,920             11,583
                4/30/2000                            11,780             10,886
                5/31/2000                            11,300             10,251
                6/30/2000                            11,740             11,145
                7/31/2000                            11,580             10,787
                8/31/2000                            11,760             11,610
                9/30/2000                            12,100             11,268
               10/31/2000                            11,350             10,765
               11/30/2000                            10,900              9,660
               12/31/2000                            11,179             10,490
                1/31/2001                            12,079             11,036
                2/28/2001                            11,905             10,312
                3/31/2001                            11,854              9,807
                4/30/2001                            12,417             10,575
                5/31/2001                            13,113             10,835
                6/30/2001                            14,147             11,209
                7/31/2001                            12,888             10,602
                8/31/2001                            12,315             10,260
                9/30/2001                            10,042              8,879
               10/31/2001                            10,636              9,398
               11/30/2001                            11,158             10,126
               12/31/2001                            12,233             10,751
                1/31/2002                            12,202             10,639
                2/28/2002                            12,018             10,347
                3/31/2002                            13,850             11,179
                4/30/2002                            14,116             11,281
                5/31/2002                            13,625             10,780
                6/30/2002                            13,820             10,245
                7/31/2002                            11,690              8,698
                8/31/2002                            11,107              8,676
                9/30/2002                             9,950              8,053
               10/31/2002                             9,930              8,311
               11/30/2002                            10,953              9,053
               12/31/2002                            10,124              8,549
                1/31/2003                             9,541              8,312
                2/28/2003                             8,681              8,061
                3/31/2003                             8,548              8,165
                4/30/2003                             9,510              8,939
                5/31/2003                            10,646              9,898
                6/30/2003                            11,281             10,077
                7/31/2003                            11,465             10,708
                8/31/2003                            12,264             11,199
                9/30/2003                            12,182             10,992
               10/31/2003                            12,939             11,915
               11/30/2003                            13,523             12,338
               12/31/2003                            14,362             12,588
                1/31/2004                            14,976             13,135
                2/29/2004                            15,294             13,253
                3/31/2004                            15,130             13,376
                4/30/2004                            15,171             12,694
                5/31/2004                            14,894             12,896
                6/30/2004                            15,539             13,439
                7/31/2004                            14,198             12,534
                8/31/2004                            13,871             12,470
                9/30/2004                            14,577             13,055
               10/31/2004                            14,598             13,312
               11/30/2004                            15,877             14,467
               12/31/2004                            17,013             14,895
                1/31/2005                            16,338             14,274
                2/28/2005                            16,676             14,516
                3/31/2005                            16,092             14,100
                4/30/2005                            14,813             13,293
                5/31/2005                            15,652             14,163
                6/30/2005                            16,563             14,709
                7/31/2005                            17,576             15,641
                8/31/2005                            17,218             15,351
                9/30/2005                            17,679             15,399
               10/31/2005                            17,013             14,921
               11/30/2005                            17,478             15,645
               12/31/2005                            17,918             15,574
                1/31/2006                            19,748             16,970
                2/28/2006                            20,334             16,923
                3/31/2006                            21,457             17,744
                4/30/2006                            21,262             17,742
                5/31/2006                            19,846             16,745
                6/30/2006                            19,517             16,853
                7/31/2006                            18,650             16,305
                8/31/2006                            19,944             16,787
                9/30/2006                            19,748             16,927
               10/31/2006                            22,043             17,902
               11/30/2006                            22,060             18,373
               12/31/2006                            22,234             18,434
                1/31/2007                            22,456             18,743
                2/28/2007                            22,424             18,594
                3/31/2007                            22,820             18,793
                4/30/2007                            23,011             19,130
                5/31/2007                            24,025             19,914
                6/30/2007                            24,247             19,623

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE AND IS NO GUARANTEE OF FUTURE RESULTS. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE PERFORMANCE DATA QUOTED. INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN ORIGINAL COST. FOR THE MOST RECENT MONTH END PERFORMANCE, PLEASE CALL (800) 472-6114. THE PERFORMANCE TABLE AND GRAPH DO NOT REFLECT THE DEDUCTION OF TAXES THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES. TOTAL RETURN FIGURES INCLUDE THE REINVESTMENT OF DIVIDENDS AND CAPITAL GAINS. SOME OF THE FUND'S FEES HAVE BEEN WAIVED OR EXPENSES REIMBURSED; OTHERWISE TOTAL RETURN WOULD HAVE BEEN LOWER.

Ironwood Isabelle Small Company Stock Fund
Portfolio Of Investments
June 30, 2007 - (Unaudited)

                                                                       MARKET
    SHARES   SECURITY                                                  VALUE
    ------   --------                                                  ------
             COMMON STOCK - 99.88%

             CONSUMER DISCRETIONARY & SERVICES - 12.83%
    65,300   4Kids Entertainment, Inc.+                              $  979,500
 1,522,900   Danka Business Systems plc, ADR+                         1,675,190
    50,000   Hooker Furniture Corp.                                   1,122,000
   379,700   Westaff, Inc.+                                           1,647,898
                                                                     ----------
                                                                      5,424,588
                                                                     ----------
             CONSUMER STAPLES - 3.16%
    70,400   Chiquita Brands International, Inc.                      1,334,784
                                                                     ----------
             OTHER ENERGY - 7.91%
    90,000   CE Franklin, Ltd.+                                       1,048,500
   171,300   International Coal Group, Inc.+                          1,024,374
    80,200   Petrohawk Energy Corp.+                                  1,271,972
                                                                     ----------
                                                                      3,344,846
                                                                     ----------
             FINANCIAL SERVICES - 8.82%
    12,000   Arch Capital Group, Ltd.+                                  870,480
    28,600   Citizens First Bancorp, Inc.                               623,480
    73,300   Eastern Insurance Holdings, Inc.                         1,164,737
    21,900   Hanover Insurance Group, Inc.                            1,068,501
                                                                     ----------
                                                                      3,727,198
                                                                     ----------
             HEALTH CARE - 12.96%
    15,000   Analogic Corp.                                           1,102,650
   193,601   ARIAD Pharmaceuticals, Inc.+                             1,062,870
   290,500   Durect Corp.+                                            1,118,425
   599,300   Gene Logic, Inc.+                                          827,034
   472,600   Novavax, Inc.+                                           1,370,540
                                                                     ----------
                                                                      5,481,519
                                                                     ----------
             MATERIALS & PROCESSING - 29.10%
    35,100   AM Castle & Co.                                          1,260,441
    28,300   Ampco-Pittsburgh Corp.                                   1,134,547
   105,300   Chemtura Corp.                                           1,169,883
   131,000   ICO, Inc.+                                               1,384,670
   155,850   Industrial Enterprises of America, Inc.+                   787,042
   128,400   Material Sciences Corp.+                                 1,513,836
    74,400   Novagold Resources, Inc.+                                1,118,232
    58,100   Olin Corp.                                               1,220,100

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Portfolio Of Investments
June 30, 2007 - (Unaudited), (Continued)


                                                                      MARKET
  SHARES   SECURITY                                                   VALUE
  ------   --------                                                  ------
           MATERIALS & PROCESSING (CONTINUED)
 232,500   Omnova Solutions, Inc.+                                 $ 1,406,625
 181,800   PolyOne Corp.+                                            1,307,142
                                                                   -----------
                                                                    12,302,518
                                                                   -----------
           PRODUCER DURABLES - 12.85%
  65,650   Allied Defense Group, Inc.+                                 504,849
 196,200   Cherokee International Corp.+                               969,228
 282,900   Magne tek, Inc.+                                          1,456,935
 366,600   Proliance International, Inc.+                            1,136,460
  78,100   Williams Controls, Inc.+                                  1,365,969
                                                                   -----------
                                                                     5,433,441
                                                                   -----------
           TECHNOLOGY - 10.30%
 233,500   ActivIdentity Corp.+                                      1,074,100
 419,800   InFocus Corp.+                                              936,154
 232,300   Iomega Corp.+                                             1,080,195
 608,844   SoftBrands, Inc.+                                         1,266,395
                                                                   -----------
                                                                     4,356,844
                                                                   -----------
           UTILITIES - 1.95%
 202,000   Aquila, Inc.+                                               826,180
                                                                   -----------
           TOTAL COMMON STOCK (COST $32,206,621)                    42,231,918
                                                                   -----------
           SHORT-TERM INVESTMENT - 0.30%
           MONEY MARKET FUND - 0.30%
 127,819   Fifth Third Institutional
           Money Market, 5.21% (Cost $127,819)                         127,819
                                                                   -----------
           TOTAL INVESTMENTS (COST $32,334,440)* - 100.18%         $42,359,737
           OTHER ASSETS NET OF LIABILITIES - (0.18)%                   (75,396)
                                                                   -----------
           NET ASSETS - 100.00%                                    $42,284,341
                                                                   ===========
--------
  + Non-income producing security.

ADR American Depositary Receipt.

plc Public Limited Company.


   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Portfolio Of Investments
June 30, 2007 - (Unaudited), (Continued)

* Cost for Federal income tax purposes is substantially the same as for financial statement purposes and net unrealized appreciation (depreciation) consists of:

   Gross Unrealized Appreciation                                $11,459,760
   Gross Unrealized Depreciation                                 (1,434,463)
                                                                -----------
   Net Unrealized Appreciation (Depreciation)                   $10,025,297
                                                                ===========

MAKE INTO A PIE CHART AS IN PREVIOUS REPORTS

PORTFOLIO HOLDINGS
% of Total Investments

Health Care                                                               12.9%
Consumer Discretionary & Services                                         12.8%
Producer Durables                                                         12.8%
Materials & Processing                                                    29.1%
Technology                                                                10.3%
Financial Services                                                         8.8%
Other Energy                                                               7.9%
Consumer Staples                                                           3.1%
Utilities                                                                  2.0%
Money Market Fund                                                          0.3%
                                                                         -----
                                                                         100.0%


   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Statement Of Assets And Liabilities
June 30, 2007 - (Unaudited)

ASSETS:
   Investments in securities at market value
     (cost $32,334,440)                                            $42,359,737
   Cash                                                                     12
   Receivable for securities sold                                          257
   Receivable for Fund shares sold                                       8,474
   Interest and dividends receivable                                     6,492
   Prepaid expenses                                                     25,982
                                                                   -----------
       TOTAL ASSETS                                                 42,400,954
                                                                   -----------
LIABILITIES:
   Due to custodian                                                        699
   Payable for Fund shares redeemed                                     20,000
   Payable to adviser                                                   18,256
   Payable for trustees' fees and expenses                               3,800
   Other accrued expenses                                               73,858
                                                                   -----------
       TOTAL LIABILITIES                                               116,613
                                                                   -----------
NET ASSETS                                                         $42,284,341
                                                                   ===========
NET ASSETS CONSIST OF:
   Paid-in capital                                                  25,078,380
   Accumulated net investment income (loss)                           (329,251)
   Accumulated net realized gain (loss) on investments               7,509,915
   Net unrealized appreciation (depreciation) of investments        10,025,297
                                                                   -----------
NET ASSETS                                                         $42,284,341
                                                                   ===========
INVESTMENT CLASS SHARES:
   Net Assets (unlimited shares of $0.001 par beneficial
     interest authorized; 2,628,498 shares outstanding)            $38,508,263
                                                                   -----------
   Net asset value, offering and redemption price
     per Investment Class Share                                    $     14.65
                                                                   -----------
INSTITUTIONAL CLASS SHARES:
   Net Assets (unlimited shares of $0.001 par beneficial
     interest authorized; 246,745 shares outstanding)              $ 3,776,078
                                                                   -----------
   Net asset value, offering and redemption price
     per Institutional Class Share                                 $     15.30
                                                                   -----------

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Statement Of Operations

                                                                   SIX MONTHS
                                                                      ENDED
                                                                  JUNE 30, 2007
                                                                   (UNAUDITED)
                                                                  -------------
INVESTMENT INCOME
   Dividends                                                       $    96,605
                                                                   -----------
EXPENSES
   Investment advisory fees                                            223,478
   Administration fees                                                  20,113
   Transfer agent fees
       Investment Class Shares                                          43,049
       Institutional Class Shares                                        8,167
   Distribution fees
       Investment Class Shares                                          51,336
   Accounting fees                                                      28,098
   Custodian fees                                                        5,144
   Professional fees                                                    74,299
   Registration fees                                                    18,384
   Trustees' fees and expenses                                          14,645
   Compliance services fees                                             16,419
   Miscellaneous fees                                                   27,667
                                                                   -----------
TOTAL EXPENSES                                                         530,799
   Fees waived and expenses reimbursed                                (104,943)
                                                                   -----------
NET EXPENSES                                                           425,856
                                                                   -----------
NET INVESTMENT INCOME (LOSS)                                          (329,251)
                                                                   -----------
REALIZED AND UNREALIZED GAIN
   (LOSS) ON INVESTMENTS
   Net realized gain (loss) on investments                           8,288,201
   Net change in unrealized appreciation
     (depreciation) of investments                                  (4,171,387)
                                                                   -----------
   Net realized and unrealized gain (loss) on investments            4,116,814
                                                                   -----------
INCREASE (DECREASE) IN NET ASSETS
RESULTING FROM OPERATIONS                                          $ 3,787,563
                                                                   ===========

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Statements Of Changes In Net Assets

                                             SIX MONTHS ENDED
                                              JUNE 30, 2007      YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2006
                                             ---------------- -----------------
OPERATIONS
   Net investment income (loss)                $   (329,251)    $   (909,268)
   Net realized gain (loss) on
     investments                                  8,288,201        9,758,029
   Net change in unrealized appreciation
     (depreciation) of investments               (4,171,387)      (1,733,844)
                                               ------------     ------------
   Increase (decrease) in net assets
     resulting from operations                    3,787,563        7,114,917
                                               ------------     ------------
DISTRIBUTIONS TO SHAREHOLDERS:
   Net realized gains:
       Investment Class                                  --      (11,290,626)
       Institutional Class                               --         (848,162)
                                               ------------     ------------
   Total distributions to shareholders                   --      (12,138,788)
                                               ------------     ------------
CAPITAL SHARE TRANSACTIONS
   Proceeds from shares subscribed:
       Investment Class                           3,577,228       76,340,325
       Institutional Class                           53,389        1,251,221
   Reinvestment of distributions:
       Investment Class                                  --       11,021,168
       Institutional Class                               --          754,704
   Redemption of shares:
       Investment Class                         (14,724,886)     (85,552,148)
       Institutional Class                         (163,225)     (10,783,631)
                                               ------------     ------------
   Increase (Decrease) in net assets
     from capital share transactions (a)        (11,257,494)      (6,968,361)
                                               ------------     ------------
       TOTAL INCREASE (DECREASE)
         IN NET ASSETS                           (7,469,931)     (11,992,232)
                                               ------------     ------------

NET ASSETS
   Beginning of period                           49,754,272       61,746,504
                                               ------------     ------------
   End of period (including accumulated
     net investment loss of $329,251,
     and $0, respectively)                     $ 42,284,341     $ 49,754,272
                                               ============     ============

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Statements Of Changes In Net Assets - (Continued)

                                             SIX MONTHS ENDED
                                              JUNE 30, 2007      YEAR ENDED
                                               (UNAUDITED)    DECEMBER 31, 2006
                                             ---------------- -----------------
NET ASSETS (CONTINUED)
   (a) Transactions in capital stock
     were:
   Investment Class
       Shares sold                                 261,119        4,685,871
       Reinvestment of distributions                    --          835,570
       Shares redeemed                          (1,066,354)      (5,606,838)
                                                ----------       ----------
   Increase (Decrease) in shares
     outstanding                                  (805,235)         (85,397)
                                                ==========       ==========
   Institutional Class
       Shares sold                                   3,766           75,280
       Reinvestment of distributions                    --           54,848
       Shares redeemed                             (11,247)        (664,149)
                                                ----------       ----------
   Increase (Decrease) in shares
     outstanding                                    (7,481)        (534,021)
                                                ==========       ==========

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                            SIX MONTHS ENDED
                                             JUNE 30, 2007      YEAR ENDED
INVESTMENT CLASS                              (UNAUDITED)    DECEMBER 31, 2006
----------------                            ---------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD            $ 13.45           $ 14.26
                                                -------           -------
Increase (decrease) from investment
  operations:
   Net investment loss                            (0.10)(a)         (0.21)(a)
   Net realized and unrealized gains
     (losses) on investments                       1.30(a)           3.51(a)
                                                -------           -------
NET INCREASE (DECREASE)
  FROM INVESTMENT OPERATIONS                       1.20              3.30
                                                -------           -------
   Less distributions from net
     realized gains                                  --             (4.11)
                                                -------           -------
NET ASSET VALUE, END OF PERIOD                  $ 14.65           $ 13.45
                                                =======           =======
TOTAL RETURN (B)(C)                                8.92%            23.68%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)          $38,508           $46,187
   Ratio of expenses to average net
     assets:
       Before waivers and/or
         reimbursements                            2.36%             2.13%
       After waivers and/or
         reimbursements                            1.95%             1.90%
   Ratio of net investment income
       (loss) to average net assets:
         (d)
       Before waivers and/or
         reimbursements                           (1.90)%           (1.59)%
       After waivers and/or
         reimbursements                           (1.49)%           (1.35)%

Portfolio turnover rate                           21.72%           131.30%
--------
(a) Calculated based on average shares outstanding during the period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Financial Highlights - (Continued)

       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
    DECEMBER 31, 2005 DECEMBER 31, 2004 DECEMBER 31, 2003 DECEMBER 31, 2002
    ----------------- ----------------- ----------------- -----------------
        $  16.31          $  13.80          $   9.76          $  11.82
        --------          --------          --------          --------
           (0.23)(a)         (0.19)(a)         (0.13)(a)         (0.14)
            0.91(a)           2.70(a)           4.17(a)          (1.92)
        --------          --------          --------          --------
            0.68              2.51              4.04             (2.06)
        --------          --------          --------          --------
           (2.73)               --                --                --
        --------          --------          --------          --------
        $  14.26          $  16.31          $  13.80          $   9.76
        ========          ========          ========          ========
            4.81%            18.12%            41.39%           (17.43)%
        $ 50,171          $ 70,825          $ 67,983          $ 64,552
            2.04%             1.89%             1.94%             1.80%
            1.95%             1.86%             1.88%             1.71%
           (1.56)%           (1.38)%           (1.32)%           (1.17)%
           (1.47)%           (1.35)%           (1.26)%           (1.08)%
           65.68%            90.58%            51.70%            50.41%

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Financial Highlights

The table below sets forth financial data for one share of capital stock outstanding throughout each year or period indicated.

                                            SIX MONTHS ENDED
                                             JUNE 30, 2007      YEAR ENDED
INSTITUTIONAL CLASS                           (UNAUDITED)    DECEMBER 31, 2006
-------------------                         ---------------- -----------------
NET ASSET VALUE, BEGINNING OF PERIOD             $14.03           $ 14.68
                                                 ------           -------
Increase (decrease) from investment
  operations:
   Net investment loss                            (0.09)(a)         (0.18)(a)
   Net realized and unrealized gains
       (losses) on investments                     1.36(a)           3.64(a)
                                                 ------           -------
NET INCREASE (DECREASE)
  FROM INVESTMENT OPERATIONS                       1.27              3.46
                                                 ------           -------
   Less distributions from net
     realized gains                                  --             (4.11)
                                                 ------           -------
NET ASSET VALUE, END OF PERIOD                   $15.30           $ 14.03
                                                 ======           =======
TOTAL RETURN (B)(C)                                9.05%            24.09%

RATIOS/SUPPLEMENTAL DATA
   Net assets, end of period (in 000s)           $3,776           $ 3,568
   Ratio of expenses to average net
     assets:
       Before waivers and/or
         reimbursements                            2.59%             2.27%
       After waivers and/or
         reimbursements                            1.70%             1.69%
   Ratio of net investment income
       (loss) to average net assets:
         (d)
       Before waivers and/or
         reimbursements                           (2.13)%           (1.73)%
       After waivers and/or
         reimbursements                           (1.24)%           (1.15)%

Portfolio turnover rate                           21.72%           131.30%
--------
(a) Calculated based on average shares outstanding during the period.
(b) Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at the end of the period. Total return reflects performance based on net operating expenses. During any period in which fees were waived or expenses reimbursed, total return would have been lower if expenses had not been reduced.
(c) Not annualized for periods less than one year.
(d) Annualized for periods less than one year.

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Financial Highlights - (Continued)

       YEAR ENDED        YEAR ENDED        YEAR ENDED        YEAR ENDED
    DECEMBER 31, 2005 DECEMBER 31, 2004 DECEMBER 31, 2003 DECEMBER 31, 2002
    ----------------- ----------------- ----------------- -----------------
        $  16.63          $  14.03          $   9.89          $  11.95
        --------          --------          --------          --------
           (0.20)(a)         (0.16)(a)         (0.10)(a)         (0.11)

            0.98(a)           2.76(a)           4.24(a)          (1.95)
        --------          --------          --------          --------
            0.78              2.60              4.14             (2.06)
        --------          --------          --------          --------
           (2.73)               --                --                --
        --------          --------          --------          --------
        $  14.68          $  16.63          $  14.03          $   9.89
        ========          ========          ========          ========
            5.31%            18.46%            41.86%           (17.24)%
        $ 11,576          $ 15,193          $ 18,253          $ 20,920
            1.81%             1.63%             1.61%             1.49%
            1.70%             1.61%             1.55%             1.44%
           (1.35)%           (1.12)%           (0.98)%           (0.86)%
           (1.24)%           (1.10)%           (0.93)%           (0.82)%
           65.68%            90.58%            51.70%            50.41%

   The accompanying notes are an integral part of the financial statements.

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited)

NOTE 1 - ORGANIZATION

Ironwood Isabelle Small Company Stock Fund (formerly known as ICM/Isabelle Small Cap Value Fund) (the "Fund") is a series of Ironwood Series Trust (formerly known as ICM Series Trust) (the "Trust"), which was organized as a Massachusetts business trust pursuant to a Declaration of Trust dated
November 18, 1997. The Trust is registered under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund offers two classes of shares, Investment Shares and Institutional Shares (collectively, the "Shares"), each of which has equal rights as to class and voting privileges. The Investment Shares have exclusive voting rights with respect to its distribution plan pursuant to Rule 12b-1 under the 1940 Act ("12b-1 Plan") and are subject to 12b-1 Plan expenses. The Fund commenced operations on March 9, 1998 (March 27, 1998 for the Institutional Shares). The investment objective of the Fund is to seek capital appreciation by investing its assets primarily in relatively undervalued common stocks of domestic small companies.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America ("generally accepted accounting principles"). The preparation of financial statements in conformity with generally accepted accounting principles requires management makes estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements, as well as the reported amounts for revenues and expenses during the reporting period. Actual results could differ from those estimates.

   SECURITY VALUATION. Exchange traded securities and over-the-counter securities listed on the NASDAQ National Market System for which market quotations are readily available are valued using the last reported sales price or the NASDAQ Official Closing Price ("NOCP"), provided by independent pricing services as of the close of

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited), (Continued)

   trading on the New York Stock Exchange on each Fund business day. In the absence of a sale or NOCP, such securities are valued at the mean of the last bid and asked price. Non-exchange traded securities for which quotations are available are generally valued at the mean between the current bid and asked prices. Money market instruments that mature in sixty days or less may be valued at amortized cost.

   The Fund values securities at fair value pursuant to procedures adopted by the Trust's Board of Trustees if (1) market quotations are insufficient or not readily available; or (2) the Adviser believes that the prices or values available are unreliable. Fair valuation is based on subjective factors and as a result, the fair value price of an asset may differ from the asset's market price and may not be the price at which the asset may be sold. Fair valuation could result in a different net asset value ("NAV") than a NAV determined by using market quotes.

   INVESTMENT INCOME AND SECURITIES TRANSACTIONS. Securities transactions are accounted for on the date the securities are purchased or sold (trade date). Realized gains and losses are based on the identified cost basis for both financial statement and federal income tax purposes. Dividend income is accrued and recorded on the ex-dividend date. Interest income and expenses are accrued daily.

   FEDERAL INCOME TAXES. The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code and distribute all of its net investment income and capital gains to shareholders. Accordingly no provision for Federal income tax is required.

   For the fiscal year ended December 31, 2006, the Fund reclassified $909,268 to increase net investment income (loss), $398,091 to increase accumulated net realized loss on investments and $511,177 to decrease paid-in-capital. The reclassification has no impact on the net asset value of the Fund and is primarily due to net operating losses.

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited), (Continued)


   As of December 31, 2006, distributable earnings on a tax basis were as follows:

   Unrealized Appreciation (Depreciation) $ 13,418,398

   INCOME AND EXPENSES. Expenses directly attributable to a particular class are charged directly to such class. In calculating net asset value per share of each class, investment income, realized and unrealized gains and losses and expenses, other than class specific expenses, are allocated daily to each class of shares based on the proportion of net assets of each class at the beginning of that day.

   REPURCHASE AGREEMENTS. The Fund may invest in repurchase agreements. The Fund will require the financial institution with which the Fund enters into a repurchase agreement to maintain collateral at all times with a value equal to the amount the Fund paid for the securities. In the event of default, the Fund may have difficulties with the disposition of any securities held as collateral.

   REDEMPTION FEES. A shareholder who redeems or exchanges shares within 30 days of purchase will incur a redemption fee of 2.00% of the current net asset value of shares redeemed or exchanged, subject to certain limitations. The fee is charged for the benefit of the remaining shareholders and will be paid to the Fund to help offset transaction costs. The fee is accounted for as an addition to paid-in capital. The Fund reserves the right to modify the terms of or terminate the fee at any time. There are limited exceptions to the imposition of the redemption fee.

   DISTRIBUTIONS TO SHAREHOLDERS. Distributions to shareholders from net investment income and net capital gain if any, are declared and paid at least annually. The amount of the distribution are determines in accordance with income tax regulations which may differ from generally accepted accounting principles. The differences are due primarily to

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited), (Continued)

   differing treatments of income and gain on various investment securities held by the Fund timing differences and differing characterizations of distributions made by the Fund.

   NEW ACCOUNTING PRONOUNCEMENTS. In June 2006, Financial Accounting Standards Board issued Financial Interpretation No. 48, Accounting for Uncertainty in Income Taxes (the "Interpretation") which is effective for fiscal years beginning after December 15, 2006 and is to be applied to all open tax years no later than June 30, 2007. This Interpretation prescribes a minimum threshold for financial statement recognition of the benefit of a tax position taken or expected to be taken in a tax return, and requires certain expanded disclosures. Fund management has determined that the Fund did not have any unrecognized tax benefits as a result of tax positions taken in the current or prior reporting periods that would require reporting under FIN 48.

   In September 2006, the FASB issued Statement of Financial Accounting Standards No. 157 "Fair Value Measurements" ("SFAS 157") which is effective for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. SFAS 157 defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements. Management has recently begun to evaluate the application of SFAS 157, and has not at this time determined the impact, if any, resulting from its adoption on the Fund's financial statements.

NOTE 3 - PURCHASES AND SALES OF SECURITIES

Purchases and sales of securities, other than short-term investments, aggregated $9,723,113 and $21,907,937, respectively, for the six months ended June 30, 2007.

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited), (Continued)


NOTE 4 - ADVISORY FEES, SERVICING FEES, AND OTHER TRANSACTIONS WITH RELATED PARTIES

INVESTMENT ADVISER - Ironwood Investment Management, LLC (formerly known as Ironwood Capital Management, LLC) ("Ironwood") serves as the investment adviser for the Fund pursuant to an investment advisory agreement (the "Agreement"). Under the terms of the Agreement, Ironwood receives an investment advisory fee from the Fund, accrued daily and paid monthly, at an annual rate of 1.00% of the average daily net assets of the Fund. Pursuant to the terms of the Agreement, Ironwood is obligated for as long as the Agreement remains in effect, to limit total annual Fund operating expenses to 1.95% of the average daily net assets annually for the Investment Shares and 1.70% of the average daily net assets annually for the Institutional Shares, and to waive such fees and reimburse expenses to the extent that they exceed these amounts. For the six months ended June 30, 2007, advisory fees of $99,517 were waived by Ironwood.

DISTRIBUTOR - Foreside Fund Services, LLC is the Fund's distributor (the "Distributor). The Distributor is not affiliated with the Adviser or Citigroup Fund Services, LLC, ("Citigroup"), or its affiliated companies.

The Fund has adopted a 12b-1 Plan with the respect to the Investment Shares in accordance with Rule 12-1 of the 1940 Act. Under the 12b-1 Plan, the Fund compensates the Distributor, at a rate of up to 0.25% of average daily net assets of the Investment Shares for distribution expenses borne or paid to others, by the Distributor.

OTHER SERVICE PROVIDERS - Citigroup provides administration, portfolio accounting and transfer agency services to the Fund. Certain employees of Citigroup are also Officers of the Trust.

Foreside Compliance Services, LLC ("FCS") an affiliate of the Distributor, provides a Principal Financial Officer (effective June 12, 2007) and a Chief Compliance Officer as well as certain additional compliance support functions to the Trust. Prior to February 22, 2007,

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited), (Continued)

compliance services were provided by the Distributor. FCS has no role in determining the investment policies or which securities are to be purchased or sold by the Fund. Certain officers or employees of FCS are also officers of the Trust.

In addition, the Fund has entered into separate service and operating agreements with Charles Schwab & Co., Inc. ("Schwab") and Fidelity Brokerage Services Inc./National Financial Services Corp. ("NFSC"), whereby Schwab and NFSC make shares of the Fund available to their clients in exchange for a servicing fee. These fees are included as part of the Transfer Agency fees on the statement of operations. For the six-month period ended June 30, 2007, Bank of New York Securities ("BONY Securities") reimbursed certain fund accounting expenses in the amount of $5,394 due to the Fund's direction of portfolio transactions to BONY Securities during the period.

The custodian, Fifth Third Bank (the "Custodian"), has agreed to compensate the Fund and decrease custody fees for interest on any cash balances left uninvested. For the six months ended June 30, 2007, the Fund was reimbursed expenses of $32 by the Custodian.

No Trustee, officer or employee of Ironwood, FCS or Citigroup, or any affiliate thereof, receives any compensation from the Trust for serving as a Trustee or officer of the Trust. Disinterested trustees received $14,608 in compensation from the Trust during the six months ended June 30, 2007.

Ironwood Isabelle Small Company Stock Fund
Notes to Financial Statements
June 30, 2007 - (Unaudited), (Continued)


NOTE 5 - LINE OF CREDIT

The Fund has entered into a line of credit agreement with the Custodian to be used for temporary purposes, primarily for financing redemptions. The agreement provides that the Fund may borrow up to $5,000,000. The aggregate outstanding principal amount of all loans may not exceed $5,000,000. Interest is charged to the Fund, based on its borrowings, at a rate equal to the rate of interest on overnight facilities which the Custodian is offering to other borrowers and potential borrowers of comparable financial condition on the business day that a loan is made pursuant to the agreement.

During the six months ended June 30, 2007, the Fund was charged $722 from borrowings under the line of credit. As of June 30, 2007, the Fund had no loans outstanding under the line of credit.

NOTE 6 - OTHER INFORMATION

On June 30, 2007, two shareholders held approximately 48% of the outstanding shares of the Fund's Investment Shares. These shareholders are omnibus accounts, which are held on behalf of several individual shareholders. As of the same date, five shareholders held approximately 79% of the outstanding shares of the Fund's Institutional Shares. One of these shareholders is an omnibus account, which is held on behalf of several individual shareholders.

Ironwood Isabelle Small Company Stock Fund
Additional Information
June 30, 2007 - (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling (800) 472-6114 and on the SEC's website at www.sec.gov. The Fund's proxy voting record for the twelve-month period ended June 30, is available, without charge and upon request, by calling (800) 472-6114, on the Fund's website www.ironwoodfunds.com and on the SEC's website at www.sec.gov.

AVAILABILITY OF QUARTERLY PORTFOLIO SCHEDULES

The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q are available, without charge and upon request, on the SEC's website at www.sec.gov. or may be reviewed and copied at the SEC's Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330.

SHAREHOLDER EXPENSES

As a shareholder of the Fund you incur two types of costs: (1) transactional costs (i.e. redemption fees) and (2) ongoing costs, including management fees, distribution fees with respect to Investment Shares and other Fund expenses. This example is intended to help you understand these ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The following example is based on $1,000 invested at the beginning of the year and held for the entire period from January 1, 2007 through June 30, 2007.

ACTUAL EXPENSES - The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your

Ironwood Isabelle Small Company Stock Fund
Additional Information
December 31, 2006 - (Unaudited), (Continued)

account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES - The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing cost of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs had been included, your costs would have been higher.

                                         BEGINNING       ENDING      EXPENSES
                                       ACCOUNT VALUE  ACCOUNT VALUE PAID DURING
                                      JANUARY 1, 2007 JUNE 30, 2007   PERIOD*
                                      --------------- ------------- -----------
INVESTMENT SHARES
Actual Return                            $1,000.00      $1,089.21     $10.10
Hypothetical Return                      $1,000.00      $1,015.12     $ 9.74

INSTITUTIONAL SHARES
Actual Return                            $1,000.00      $1,090.52     $ 8.81
Hypothetical Return                      $1,000.00      $1,016.36     $ 8.50
--------
* EXPENSES ARE EQUAL TO THE FUND'S ANNUALIZED EXPENSE RATIOS OF 1.95% AND 1.70% FOR INVESTMENT SHARES AND INSTITUTIONAL SHARES, RESPECTIVELY, MULTIPLIED BY THE AVERAGE ACCOUNT VALUE OVER THE PERIOD, MULTIPLIED BY THE NUMBER OF DAYS IN MOST RECENT FISCAL HALF-YEAR/365 (TO REFLECT THE HALF-YEAR PERIOD).

                      Ironwood Investment Management, LLC
                              And Ironwood Funds

                               THE IRONWOOD TREE

 is a small, hardy tree, which yields a very useful and solid wood. Patiently, these trees remain under the forest canopy until taller neighbors fall.
            Once given the opportunity, the Ironwood grows quickly
      to reach its full potential. We believe this imagery is appropriate for our firm as well as our investment style.

                     IRONWOOD INVESTMENT MANAGEMENT, LLC,

         the investment manager of the Ironwood Isabelle Small Company
           Stock Fund, is an investment management firm specializing
                     in investing in small company stocks.

                             Ironwood Series Trust
                              Two Portland Square
                              Portland, ME 04101
                                1-800-472-6114

                                  DISTRIBUTOR
                          Foreside Fund Services, LLC
                        Two Portland Square, 1st Floor
                              Portland, ME 04101
                               www.foresides.com

--------------------------------------------------------------------------------

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus, which includes information regarding the Fund's risks, objectives, fees and expenses, experience of its management, and other information.

There are risks associated with investing in funds of this type that invest in stocks of small-sized companies, which tend to be more volatile and less liquid than stocks of larger companies. Past Fund performance is not indicative of future results.

FOR ACCOUNT INFORMATION, CURRENT PERFORMANCE AND PRICES, CALL 1-800-472-6114 BETWEEN THE HOURS OF 9:00 A.M. AND 5:00 P.M. (EASTERN TIME), MONDAY THROUGH FRIDAY.

ITEM 2. CODE OF ETHICS.

Not applicable.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS.

Included as part of report to stockholders under Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

Not applicable.

ITEM 11. CONTROLS AND PROCEDURES

    (a)The registrant's President and Treasurer have concluded that the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (the "Act")) are effective, based on their evaluation of these disclosure controls and procedures as of a date within 90 days of the filing date of this report.

    (b)There were no changes in the registrant's internal control over financial reporting (as defined in rule 30a-3(d) under the Act) that occurred during the registrant's second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 12. EXHIBITS.

(a)(1) Not applicable.

(a)(2) Certifications pursuant to Rule 30a-2(a) of the Investment Company Act of 1940 as amended, and Section 302 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

(a)(3) Not applicable.

(b) Certifications pursuant to Rule 30a-2(b) of the Investment Company Act of 1940, as amended, and Section 906 of the Sarbanes-Oxley Act of 2002 (Exhibit filed herewith).

                                  SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant   Ironwood Series Trust

By   /s/ Warren J. Isabeile
     --------------------------------
     Warren J. Isabelle, President

Date 8/30/2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By   /s/ Warren J. Isabelle
     --------------------------------
     Warren J. Isabelle, President

Date 8/30/2007

By   /s/ Trudance L.C. Bakke
     --------------------------------
     Trudance L.C. Bakke, Treasurer

Date 8/28/2007